Reserves - Disclosure of Outstanding Share Purchase Options (Detail)	3 Months Ended				6 Months Ended
	Jun. 30, 2021 $ / shares	Mar. 31, 2021 $ / shares	Jun. 30, 2020 $ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Options Outstanding, Beginning balance	1,846,377	1,786,817	2,471,365	2,394,490	1,984,645
Number of Options Outstanding, Granted		317,560		451,110
Number of Options Outstanding, Exercised	(31,745)	(258,000)	(486,720)	(374,235)	(195,408)
Number of Options Outstanding, Forfeited					(2,420)
Number of Options Outstanding, Ending balance	1,814,632	1,846,377	1,984,645	2,471,365	1,786,817
Weighted Average Exercise Price, Beginning balance	$ 33.90	$ 29.54	$ 28.91	$ 27.08	$ 29.40
Weighted Average Exercise Price, Granted		49.86		33.47
Weighted Average Exercise Price, Exercised	28.29	23.24	26.25	24.83	25.98
Weighted Average Exercise Price, Forfeited					32.01
Weighted Average Exercise Price, Ending balance	$ 33.92	$ 33.90	$ 29.40	$ 28.91	$ 29.54